ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
ACCOUNTING POLICIES
Accounting policies
The accounting policies applied by the Group are included in the relevant notes herein. Effective 1 January 2020, the Group implemented the following new accounting policies, following changes in the related accounting standards. Refer to Note 25 for other significant accounting policies.
Amendments to IFRS 7, IFRS 9 and IAS 39: Interest Rate Benchmark Reform
The amendments to IFRS 9 and IAS 39, “Financial Instruments: Recognition and Measurement” provide temporary relief from applying specific hedge accounting requirements to hedging relationships directly affected by interest rate benchmark reform. A hedging relationship is affected if the reform gives rise to uncertainty about the timing and/or amount of benchmark-based cash flows of the hedged item or the hedging instrument.
These amendments had no impact on the consolidated financial statements of the Group.
Amendments to IFRS 16: COVID-19-Related Rent Concessions
On 28 May 2020, the IASB issued “COVID-19-Related Rent Concessions”, which amended IFRS 16, “Leases”. The amendment permits lessees, as a practical expedient, not to assess whether particular rent concessions occurring as a direct consequence of COVID-19 are lease modifications and instead to account for those rent concessions as if they are not lease modifications. The amendment applied to annual reporting periods beginning on or after 1 June 2020, however earlier application was permitted.
These amendments had no impact on the consolidated financial statements of the Group as the Group did not receive any rent concessions as a direct consequence of COVID-19.
Definition of Material: Amendments to IAS 1 and IAS 8
The IASB has made amendments to IAS 1 “Presentation of Financial Statements” and IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors”, effective 1 January 2020, which use a consistent definition of materiality throughout International Financial Reporting Standards and the Conceptual Framework for Financial Reporting, clarify when information is material and incorporate some of the guidance in IAS 1 about immaterial information.
The amendments to the definition of material did not have a significant impact on the Group’s consolidated financial statements.
Amendments to IFRS 3: Definition of a Business
The amended definition of a business, effective 1 January 2020, requires an acquisition to include an input and a substantive process that together significantly contribute to the ability to create outputs. The definition of the term “outputs” is amended to focus on goods and services provided to customers, generating investment income and other income, and it excludes returns in the form of lower costs and other economic benefits.
This amendment had no impact on the consolidated financial statements of the Group, but may impact future periods should the Group enter into any business combinations.